Schedule of Investments (unaudited)	iShares® Environmental Infrastructure and Industrials ETF
June 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Building Products — 6.8%
Advanced Drainage Systems Inc.	1,276	$204,658
China Lesso Group Holdings Ltd.	19,000	7,579
Reliance Worldwide Corp. Ltd.	16,196	48,420
TOTO Ltd.	3,000	70,678
		331,335
Chemicals — 1.3%
Umicore SA	4,202	63,235

Commercial Services & Supplies — 12.1%
Befesa SA(a)	823	27,230
Clean Harbors Inc.(b)	1,000	226,150
Derichebourg SA	1,924	8,791
Stericycle Inc.(b)	1,892	109,982
Tetra Tech Inc.	1,045	213,681
		585,834
Construction & Engineering — 5.7%
NBCC India Ltd.	12,964	24,337
Stantec Inc.	2,344	196,234
Sweco AB, Class B	4,076	55,890
		276,461
Containers & Packaging — 7.6%
DS Smith PLC	28,273	149,846
Smurfit Kappa Group PLC	4,925	219,306
		369,152
Electronic Equipment, Instruments & Components — 6.3%
Badger Meter Inc.	599	111,624
Landis+Gyr Group AG	440	35,527
Riken Keiki Co. Ltd.	700	18,400
Shimadzu Corp.	5,500	137,852
		303,403
Machinery — 25.5%
Construcciones y Auxiliar de Ferrocarriles SA	535	20,111
Dawonsys Co. Ltd.(b)	641	5,186
Franklin Electric Co. Inc.	923	88,903
Lindsay Corp.	224	27,525
METAWATER Co. Ltd.	500	6,088
Mueller Water Products Inc., Class A	3,165	56,717
NGK Insulators Ltd.	5,000	64,202
Organo Corp.	500	25,693
Pentair PLC	2,879	220,733
TOMRA Systems ASA	4,811	57,350
Torishima Pump Manufacturing Co. Ltd.	400	7,907
Watts Water Technologies Inc., Class A	558	102,320
Westinghouse Air Brake Technologies Corp.	1,722	272,162
Xylem Inc./New York	2,095	284,145
		1,239,042
Metals & Mining — 1.5%
ARE Holdings Inc.	1,500	19,608
Dowa Holdings Co. Ltd.	900	32,181
Sims Ltd.	3,259	22,289
		74,078
Multi-Utilities — 5.7%
Qatar Electricity & Water Co. QSC	9,362	40,285
Security	Shares	Value

Multi-Utilities (continued)
Veolia Environnement SA	7,943	$237,915
		278,200
Professional Services — 6.4%
Arcadis NV	1,489	94,226
Intertek Group PLC	3,541	214,054
		308,280
Water Utilities — 20.3%
Aguas Andinas SA, Class A	56,425	15,410
American States Water Co.	759	55,081
American Water Works Co. Inc.	2,086	269,428
Beijing Enterprises Water Group Ltd.	82,000	25,184
California Water Service Group	1,179	57,170
China Water Affairs Group Ltd.	22,000	14,129
Cia de Saneamento de Minas Gerais Copasa MG	3,885	14,518
Cia. de Saneamento Basico do Estado de Sao Paulo SABESP	6,991	93,758
Essential Utilities Inc.	5,167	192,884
Penno Group PLC	5,370	38,991
SJW Group	659	35,731
United Utilities Group PLC	14,021	174,177
		986,461

Total Common Stocks — 99.2%
(Cost: $3,984,923)		4,815,481

Preferred Stocks

Machinery — 0.3%
Marcopolo SA, Preference Shares, NVS	15,076	17,126

Total Preferred Stocks — 0.3%
(Cost: $16,314)		17,126

Total Long-Term Investments — 99.5%
(Cost: $4,001,237)		4,832,607

Short-Term Securities

Money Market Funds — 4.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.48%(c)(d)(e)	227,863	227,932

Total Short-Term Securities — 4.7%
(Cost: $227,954)		227,932

Total Investments — 104.2%
(Cost: $4,229,191)		5,060,539

Liabilities in Excess of Other Assets — (4.2)%		(205,216)

Net Assets — 100.0%		$4,855,323

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Environmental Infrastructure and Industrials ETF
June 30, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/24	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$227,955	(a)	$—	$(1)	$(22)	$227,932	227,863	$212	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0	(a)	—	—	—	—	—	36		—
					$(1)	$(22)	$227,932		$248		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index	2	09/20/24	$21	$285

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,848,814	$1,966,667	$—	$4,815,481
Preferred Stocks	17,126	—	—	17,126

Schedule of Investments (unaudited) (continued)	iShares® Environmental Infrastructure and Industrials ETF
June 30, 2024

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$227,932	$—	$—	$227,932
	$3,093,872	$1,966,667	$—	$5,060,539
Derivative Financial Instruments(a)
Assets
Equity Contracts	$285	$—	$—	$285

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

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